Financial instruments (Tables)	6 Months Ended
Jun. 30, 2016
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 6M16	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	318	0	–		–		318
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	79,627	300	–		–		79,927
Debt	465	564	0	–		–		1,029
of which corporates	0	451	0	–		–		451
Equity	24,915	49	0	–		–		24,964
Securities received as collateral	25,380	613	0	–		–		25,993
Debt	28,274	33,944	4,456	–		–		66,674
of which foreign governments	28,159	5,213	308	–		–		33,680
of which corporates	34	11,713	2,289	–		–		14,036
of which RMBS	0	14,249	373	–		–		14,622
of which CMBS	0	1,950	57	–		–		2,007
of which CDO	0	794	1,429	–		–		2,223
Equity	63,722	4,066	337	–		1,770		69,895
Derivatives	6,913	310,949	5,051	(293,409)		–		29,504
of which interest rate products	2,873	216,422	782	–		–		–
of which foreign exchange products	93	60,889	217	–		–		–
of which equity/index-related products	3,944	20,318	1,181	–		–		–
of which credit derivatives	0	12,055	1,580	–		–		–
Other	2,949	3,864	4,847	–		–		11,660
Trading assets	101,858	352,823	14,691	(293,409)		1,770		177,733
Debt	1,325	669	155	–		–		2,149
of which foreign governments	1,325	0	0	–		–		1,325
of which corporates	0	279	0	–		–		279
of which RMBS	0	360	155	–		–		515
of which CMBS	0	29	0	–		–		29
Equity	2	85	0	–		–		87
Investment securities	1,327	754	155	–		–		2,236
Private equity	0	0	7	–		580		587
of which equity funds	0	0	0	–		227		227
Hedge funds	0	0	0	–		274		274
of which debt funds	0	0	0	–		238		238
Other equity investments	14	64	410	–		540		1,028
of which private	14	62	409	–		539		1,024
Life finance instruments	0	1	1,687	–		–		1,688
Other investments	14	65	2,104	–		1,394		3,577
Loans	0	11,840	8,991	–		–		20,831
of which commercial and industrial loans	0	6,086	5,837	–		–		11,923
of which financial institutions	0	3,736	1,623	–		–		5,359
Other intangible assets (mortgage servicing rights)	0	0	111	–		–		111
Other assets	372	11,394	2,838	(1,165)		–		13,439
of which loans held-for-sale	0	6,823	2,399	–		–		9,222
Total assets at fair value	128,951	457,434	29,190	(294,574)		3,164		324,165
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(112)	–		(184)		(296)
Less assets consolidated under ASU 2009-17 [3]	(1)	(1,028)	(270)	–		–		(1,299)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	128,950	456,406	28,808	(294,574)		2,980		322,570
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M16	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	523	0	–		–		523
Customer deposits	0	3,572	327	–		–		3,899
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	18,114	0	–		–		18,114
Debt	465	564	0	–		–		1,029
of which corporates	0	451	0	–		–		451
Equity	24,915	49	0	–		–		24,964
Obligation to return securities received as collateral	25,380	613	0	–		–		25,993
Debt	3,553	4,430	12	–		–		7,995
of which foreign governments	3,488	639	0	–		–		4,127
of which corporates	32	3,570	12	–		–		3,614
Equity	16,452	189	5	–		5		16,651
Derivatives	7,693	318,986	4,716	(304,349)		–		27,046
of which interest rate products	2,829	209,076	543	–		–		–
of which foreign exchange products	75	71,641	436	–		–		–
of which equity/index-related products	4,787	24,798	1,236	–		–		–
of which credit derivatives	0	12,130	1,904	–		–		–
Trading liabilities	27,698	323,605	4,733	(304,349)		5		51,692
Short-term borrowings	0	2,888	108	–		–		2,996
Long-term debt	0	60,536	12,534	–		–		73,070
of which treasury debt over two years	0	3,648	0	–		–		3,648
of which structured notes over one year and up to two years	0	6,234	640	–		–		6,874
of which structured notes over two years	0	42,183	11,289	–		–		53,472
of which other debt instruments over two years	0	2,273	597	–		–		2,870
of which other subordinated bonds	0	4,219	0	–		–		4,219
of which non-recourse liabilities	0	1,773	8	–		–		1,781
Other liabilities	0	9,193	1,833	(929)		–		10,097
of which failed sales	0	564	505	–		–		1,069
Total liabilities at fair value	53,078	419,044	19,535	(305,278)		5		186,384
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,050	4,564	–		–		80,546
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,765	1,746	–		–		17,524
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,351	4,195	871	–		1,685		71,102
Derivatives	2,625	265,362	4,831	(244,239)		–		28,579
of which interest rate products	657	167,269	791	–		–		–
of which foreign exchange products	104	59,742	383	–		–		–
of which equity/index-related products	1,857	20,053	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,942	322,176	14,532	(244,239)		1,685		191,096
Debt	1,322	1,142	148	–		–		2,612
of which foreign governments	1,322	0	0	–		–		1,322
of which corporates	0	281	0	–		–		281
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,324	1,226	148	–		–		2,698
Private equity	0	0	0	–		1,033		1,033
of which equity funds	0	0	0	–		428		428
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	365	–		840		1,228
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,034	–		2,168		4,227
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	18,863	7,087	(1,011)		–		25,626
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,905	438,217	33,021	(245,250)		3,853		356,746
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,905	428,996	29,344	(245,250)		3,380		343,375
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	3,402	254	–		–		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,899	154	45	–		6		17,104
Derivatives	3,062	270,135	4,554	(254,206)		–		23,545
of which interest rate products	671	160,026	578	–		–		–
of which foreign exchange products	82	70,382	329	–		–		–
of which equity/index-related products	2,299	22,515	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,061	274,578	4,615	(254,206)		6		49,054
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	65,879	14,123	–		–		80,002
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	4,547	0	–		–		4,547
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	9,999	2,483	(737)		–		11,745
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	52,013	390,345	21,547	(254,943)		6		208,968
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	6M16		6M15
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	5	1,667	54	46
Equity	285	835	380	491
Derivatives	2,403	0	3,290	23
Trading assets	2,693	2,502	3,724	560
Liabilities (CHF million)
Debt	2	33	88	21
Equity	16	48	53	82
Derivatives	3,007	8	3,310	80
Trading liabilities	3,025	89	3,451	183

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0	0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Debt	4,564	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0	0	1	4,456
of which corporates	1,746	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0	0	(1)	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0	0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0	0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0	0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0	0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0	0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0	0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0	0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0	0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0	0	(68)	4,847
Trading assets	14,532	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0	0	(109)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0	0	(2)	155
Equity	365	7	(1)	48	(59)	0	0	0		23	0		19	0	0	15	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0	0	(26)	1,687
Other investments	2,034	7	(1)	144	(247)	0	0	0		159	0		19	0	0	(11)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0	0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0	0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0	0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0	0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0	0	88	2,838
of which loans held-for-sale [2]	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0	0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,455	(10,363)	3,948	(4,035)	(149)		716	0		14	0	0	(144)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0	0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0	0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0	0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0	0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0	0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0	0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0	0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0	(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0	(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0	0	(22)	8
Other liabilities	2,483	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(51)	0	0	(25)	1,833
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0	0	(9)	505
Total liabilities at fair value	21,547	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(88)	0	(229)	(277)	19,535
Net assets/(liabilities) at fair value	11,474	654	(1,521)	6,296	(10,274)	326	2,312	(72)		(8)	4		102	0	229	133	9,655
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (71) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M15	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	0	0	0	74	0	0		0	0		0	(5)	146
Debt	4,461	434	(681)	1,284	(1,661)	0	0	(5)		208	0		0	(350)	3,690
of which corporates	1,430	114	(131)	491	(672)	0	0	(4)		156	0		0	(147)	1,237
of which RMBS	612	259	(300)	476	(483)	0	0	(2)		58	0		0	(35)	585
of which CMBS	257	20	(47)	139	(169)	0	0	2		(31)	0		0	(13)	158
of which CDO	1,421	17	(161)	158	(203)	0	0	(1)		42	0		0	(78)	1,195
Equity	896	114	(273)	561	(222)	0	0	13		43	0		0	(56)	1,076
Derivatives	6,823	1,130	(593)	0	0	848	(2,786)	(27)		(172)	0		2	(369)	4,856
of which interest rate products	1,803	23	(198)	0	0	281	(364)	(6)		(301)	0		0	(97)	1,141
of which equity/index-related products	1,063	306	(91)	0	0	191	(503)	2		26	0		2	(58)	938
of which credit derivatives	2,569	656	(304)	0	0	170	(1,472)	(24)		(181)	0		0	(122)	1,292
Other	4,323	707	(540)	2,464	(2,871)	0	(116)	6		154	0		0	(231)	3,896
Trading assets	16,503	2,385	(2,087)	4,309	(4,754)	848	(2,902)	(13)		233	0		2	(1,006)	13,518
Investment securities	3	0	(65)	215	(2)	0	(8)	7		1	0		0	(3)	148
Equity	554	0	0	8	(65)	0	0	0		0	0		(17)	(43)	437
Life finance instruments	1,834	0	0	100	(163)	0	0	0		(45)	0		0	(101)	1,625
Other investments	2,388	0	0	108	(228)	0	0	0		(45)	0		(17)	(144)	2,062
Loans	9,353	631	(750)	334	(665)	1,295	(1,391)	0		(5)	0		13	(546)	8,269
of which commercial and industrial loans	5,853	360	(154)	12	(502)	825	(763)	0		23	0		5	(353)	5,306
of which financial institutions	1,494	240	(132)	26	(21)	452	(132)	0		(28)	0		8	(87)	1,820
Other intangible assets (mortgage servicing rights)	70	0	0	10	0	0	0	0		6	0		0	(5)	81
Other assets	7,468	1,260	(2,460)	2,880	(2,359)	478	(960)	(2)		(131)	0		(13)	(508)	5,653
of which loans held-for-sale	6,851	1,259	(2,415)	2,832	(2,242)	478	(960)	1		(21)	0		(13)	(479)	5,291
Total assets at fair value	35,862	4,276	(5,362)	7,856	(8,008)	2,695	(5,261)	(8)		59	0		(15)	(2,217)	29,877
Liabilities (CHF million)
Customer deposits	100	15	(20)	0	0	0	(28)	0		0	0		0	(9)	58
Trading liabilities	6,417	971	(1,039)	37	(18)	588	(2,054)	27		(175)	(2)		1	(340)	4,413
of which interest rate derivatives	1,202	27	(233)	0	0	95	(142)	(3)		17	0		1	(67)	897
of which foreign exchange derivatives	560	2	0	0	0	3	(43)	0		(210)	0		0	(27)	285
of which equity/index-related derivatives	1,466	44	(468)	0	0	129	(190)	43		214	0		0	(87)	1,151
of which credit derivatives	2,760	766	(332)	0	0	164	(1,567)	(13)		(188)	(2)		0	(131)	1,457
Short-term borrowings	95	49	(10)	0	0	175	(90)	0		7	0		0	(8)	218
Long-term debt	14,608	1,189	(2,724)	0	0	4,926	(3,108)	6		(185)	0		0	(865)	13,847
of which structured notes over two years	10,267	454	(1,901)	0	0	3,688	(2,209)	8		(125)	0		0	(619)	9,563
of which non-recourse liabilities	2,952	626	(655)	0	0	552	(470)	(2)		(52)	0		0	(165)	2,786
Other liabilities	3,358	45	(1,128)	104	(72)	0	(177)	0		(83)	7		210	(200)	2,064
of which failed sales	616	4	(4)	91	(46)	0	0	2		(115)	0		0	(34)	514
Total liabilities at fair value	24,578	2,269	(4,921)	141	(90)	5,689	(5,457)	33		(436)	5		211	(1,422)	20,600
Net assets/(liabilities) at fair value	11,284	2,007	(441)	7,715	(7,918)	(2,994)	196	(41)		495	(5)		(226)	(795)	9,277
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M16				6M15
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(80)	106	26	[1]	454	(231)	223	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(294)	13	(281)		(464)	(26)	(490)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 6M16	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	300	Discounted cash flow	Funding spread, in bp	10	450	215
Debt	4,456
of which corporates	2,289
of which	467	Option model	Correlation, in %	(85)	98	22
of which	1,440	Market comparable	Price, in %	0	131	92
of which	47	Discounted cash flow	Credit spread, in bp	140	1,169	292
of which RMBS	373	Discounted cash flow	Discount rate, in %	0	39	8
			Prepayment rate, in %	0	28	9
			Default rate, in %	0	15	4
			Loss severity, in %	0	100	55
of which CMBS	57	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	11	5
			Prepayment rate, in %	0	15	5
of which CDO	1,429
of which	206	Discounted cash flow	Discount rate, in %	5	32	16
			Prepayment rate, in %	0	20	11
			Credit spread, in bp	166	305	213
			Default rate, in %	0	8	2
			Loss severity, in %	3	100	62
of which	805	Market comparable	Price, in %	207	207	207
Equity	337	Market comparable	EBITDA multiple	0	10	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 6M16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	5,051
of which interest rate products	782	Option model	Correlation, in %		16	100	49
			Prepayment rate, in %		1	36	14
			Volatility skew, in %		(8)	0	(3)
of which equity/index-related products	1,181	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		0	144	18
			Buyback probability, in %	[2]	50	100	63
			Gap risk, in %	[3]	0	5	2
of which credit derivatives	1,580	Discounted cash flow	Credit spread, in bp		0	2,799	398
			Recovery rate, in %		0	93	23
			Discount rate, in %		3	55	20
			Default rate, in %		0	33	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	92
			Prepayment rate, in %		0	12	5
Other	4,847
of which	3,551	Market comparable	Price, in %		0	102	41
of which	941	Discounted cash flow	Market implied life expectancy, in years		3	17	9
Trading assets	14,691
Investment securities	155	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	410	–	–		–	–	–
Life finance instruments	1,687	Discounted cash flow	Market implied life expectancy, in years		2	19	7
Other investments	2,104
Loans	8,991
of which commercial and industrial loans	5,837
of which	4,783	Discounted cash flow	Credit spread, in bp		5	5,400	431
of which	995	Market comparable	Price, in %		0	106	64
of which financial institutions	1,623
of which	1,546	Discounted cash flow	Credit spread, in bp		78	846	333
of which	14	Market comparable	Price, in %		0	70	70
Other intangible assets (mortgage servicing rights)	111	–	–		–	–	–
Other assets	2,838
of which loans held-for-sale	2,399
of which	274	Vendor price	Price, in %		25	99	97
of which	828	Discounted cash flow	Credit spread, in bp		117	1,845	374
			Recovery rate, in %		0	1	1
of which	945	Market comparable	Price, in %		0	101	65
Total level 3 assets at fair value	29,190
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
of which	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
of which	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,532
Investment securities	148	–	–		–	–	–
Other equity investments	365	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,034
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
of which	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
of which	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 6M16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	327	–	–		–	–	–
Trading liabilities	4,733
of which interest rate derivatives	543	Option model	Basis spread, in bp		(16)	73	39
			Correlation, in %		16	100	82
			Prepayment rate, in %		0	36	7
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	436	Option model	Correlation, in %		(10)	70	55
			Prepayment rate, in %		25	36	30
of which equity/index-related derivatives	1,236	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	144	26
			Buyback probability, in %	[3]	50	100	63
of which credit derivatives	1,904	Discounted cash flow	Credit spread, in bp		0	2,799	274
			Discount rate, in %		3	55	20
			Default rate, in %		0	33	6
			Recovery rate, in %		2	82	25
			Loss severity, in %		15	100	64
			Correlation, in %		16	96	64
			Prepayment rate, in %		0	14	5
Short-term borrowings	108	–	–		–	–	–
Long-term debt	12,534
of which structured notes over two years	11,289
of which	10,396	Option model	Correlation, in %		(85)	99	22
			Volatility, in %		2	144	30
			Buyback probability, in %	[3]	50	100	63
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(7)
of which	667	Discounted cash flow	Credit spread, in bp		1	2,011	236
Other liabilities	1,833
of which failed sales	505
of which	424	Market comparable	Price, in %		0	100	79
of which	37	Discounted cash flow	Discount rate, in %		6	43	25
Total level 3 liabilities at fair value	19,535
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,483
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,547
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	6M16	Cumulatively		6M16
Financial instruments (CHF million)
Deposits	(1)	0		0
Short-term borrowings	(1)	(1)		0
Long-term debt	2	1,763		0
of which treasury debt over two years	(22)	696		0
of which structured notes over two years	30	1,058		0
Total	0	1,762		0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	6M16							2015
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	69		1,701	[1]	1,770	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(5)		(5)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	69		1,696		1,765	0		81		1,600		1,681	0
Debt funds	200		38		238	0		184		76		260	1
Equity funds	1		0		1	0		0		0		0	0
Others	0		35		35	0		0		35		35	0
Hedge funds	201		73	[3]	274	0		184		111	[4]	295	1
Debt funds	7		0		7	5		11		0		11	17
Equity funds	227		0		227	55		428		0		428	114
Real estate funds	221		0		221	57		282		0		282	76
Others	125		0		125	65		312		0		312	141
Private equities	580		0		580	182		1,033		0		1,033	348
Equity method investments	444		96		540	76		660		196		856	100
Total funds held in other investments	1,225		169		1,394	258		1,877		307		2,184	449
Total fair value	1,294	[5]	1,865	[6]	3,159	258	[7]	1,958	[5]	1,907	[6]	3,865	449	[7]
1
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 29% is redeemable on an annual basis with a notice period of more than 60 days, 18% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 7% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 18% is redeemable on demand with a notice period primarily of less than 30 days, 7% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 179 million and CHF 464 million attributable to noncontrolling interests in 6M16 and 2015, respectively.
6 Includes CHF 5 million and CHF 9 million attributable to noncontrolling interests in 6M16 and 2015, respectively.
7 Includes CHF 51 million and CHF 176 million attributable to noncontrolling interests in 6M16 and 2015, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	6M16	2015
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.2	0.1
of which level 2	0.2	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
end of	6M16			2015
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,364	5,106	(3,742)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	79,790	137	83,565	83,397	168
Loans	20,831	21,858	(1,027)	20,820	22,289	(1,469)
Other assets [1]	12,137	16,323	(4,186)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,073)	(960)	(113)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)	(18,100)	(14)	(32,398)	(32,381)	(17)
Short-term borrowings	(2,996)	(3,063)	67	(3,112)	(3,263)	151
Long-term debt	(73,070)	(77,903)	4,833	(80,002)	(84,351)	4,349
Other liabilities	(1,069)	(2,609)	1,540	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M16		6M15
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	[1]	(19)	[2]
of which related to credit risk	0		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	670	[1]	640	[1]
Other investments	224	[2]	(39)	[2]
of which related to credit risk	(5)		(2)
Loans	912	[1]	442	[1]
of which related to credit risk	(106)		45
Other assets	(282)	[2]	355	[1]
of which related to credit risk	(264)		(64)
Due to banks and customer deposits	(65)	[2]	36	[2]
of which related to credit risk	(5)		27
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	[1]	47	[2]
Short-term borrowings	437	[2]	(18)	[2]
Long-term debt	(1,446)	[2]	647	[2]
of which related to credit risk	–		287	[3]
Other liabilities	319	[2]	188	[2]
of which related to credit risk	223		10
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M16 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,509	0	42,509	0	42,509
Loans	232,885	7	234,524	6,406	240,937
Other financial assets [1]	180,004	111,844	66,548	1,828	180,220
Financial liabilities
Due to banks and deposits	355,338	193,967	161,312	0	355,279
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,385	0	14,351	0	14,351
Short-term borrowings	8,182	0	8,184	0	8,184
Long-term debt	121,533	0	122,463	594	123,057
Other financial liabilities [2]	68,064	2,292	65,321	460	68,073
2015 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	0	39,872	0	39,872
Loans	231,395	4	232,391	6,150	238,545
Other financial assets [1]	150,743	90,740	58,456	1,796	150,992
Financial liabilities
Due to banks and deposits	349,015	197,645	151,774	0	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	112,091	0	112,638	778	113,416
Other financial liabilities [2]	63,970	32	63,496	578	64,106
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.